Operating Segments (Details Narrative) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue	₪ 270,200	₪ 238,845	₪ 355,553
One customer [member]
IfrsStatementLineItems [Line Items]
Revenue	₪ 28,000	₪ 12,000	₪ 42,000